Segment information and revenue from contracts with customers - Information by operating segments (Details) € in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€) segment	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Segment information
Number of reportable segments | segment	2
Total Revenues from contracts with external customers	€ 47,473	€ 42,234	€ 38,453
Adjusted EBITDA	(27,857)	(38,124)	(39,053)
Additions to property, plant and equipment and right-of-use assets	3,379	1,887	3,617
Additions to intangible assets	1,727	2,787	6,657
Additions to intangible assets			4,985
Other segment information
Depreciation and amortization (including impairments)	8,932	10,464	13,728
Research and development expenses	17,488	19,297	14,935
Pharmaceutical
Segment information
Total Revenues from contracts with external customers	16,115	15,641	16,951
Pharmaceutical | Pharmaceutical Partner
Segment information
Total Revenues from contracts with external customers	566	455	0
Diagnostics
Segment information
Total Revenues from contracts with external customers	31,358	26,593	21,502
Operating segment | Pharmaceutical
Segment information
Total Revenues from contracts with external customers	16,115	15,641	16,951
Adjusted EBITDA	6,802	4,785	6,194
Additions to property, plant and equipment and right-of-use assets	1,244	690	333
Additions to intangible assets	162	2,401
Additions to intangible assets			3,183
Other segment information
Depreciation and amortization (including impairments)	801	2,076	6,769
Operating segment | Diagnostics
Segment information
Total Revenues from contracts with external customers	31,358	26,593	21,502
Adjusted EBITDA	6,438	3,030	(2,912)
Additions to property, plant and equipment and right-of-use assets	910	261	602
Additions to intangible assets	14
Other segment information
Depreciation and amortization (including impairments)	1,790	2,539	2,289
Corporate
Segment information
Adjusted EBITDA	(41,097)	(45,939)	(42,335)
Additions to property, plant and equipment and right-of-use assets	1,225	936	2,682
Additions to intangible assets	1,551	386
Additions to intangible assets			1,802
Other segment information
Depreciation and amortization (including impairments)	6,340	5,849	4,670
Research and development expenses	€ 17,488	€ 19,297	€ 14,935